Net fee and commission income (Tables)	6 Months Ended
Jun. 30, 2020
Net fee and commission income
Schedule of fee and commission income

	Half-year to	Half-year to	Half-year to
	30 June	30 June	31 Dec
	2020	2019	2019
	£m	£m	£m
Fee and commission income:
Current accounts	307	325	334
Credit and debit card fees	350	469	513
Commercial banking and treasury fees	120	138	110
Unit trust and insurance broking	66	114	92
Private banking and asset management	3	46	23
Factoring	42	53	50
Other	233	283	206
Total fee and commission income	1,121	1,428	1,328
Fee and commission expense	(558)	(694)	(656)
Net fee and commission income	563	734	672